UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Allen Holding Inc.
Address: 711 Fifth Avenue
         New York, New York  10022

13F File Number:  28-4174

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Howard M. Felson
Title:     Vice President
Phone:     (212) 832-8000

Signature, Place, and Date of Signing:

     /s/ Howard M. Felson     New York, NY/USA     February 3, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     12

Form13F Information Table Value Total:     $300,379 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-3765                       Allen & Company Incorporated
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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ARGAN INC                      COM              04010E109      598    64516 SH       DEFINED 1               64516        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108    48180      400 SH       DEFINED 1                 400        0        0
CARDICA INC                    COM              14141R101     1831   417938 SH       DEFINED 1              417938        0        0
COCA COLA CO                   COM              191216100   197310  3000000 SH       DEFINED 1             3000000        0        0
CONOCOPHILLIPS                 COM              20825C104    13620   200000 SH       DEFINED 1              200000        0        0
EXPEDIA INC DEL                COM              30212P105      432    17219 SH       SOLE                    17219        0        0
EXPEDIA INC DEL                COM              30212P105     5840   232781 SH       DEFINED 1              232781        0        0
GENERAL ELECTRIC CO            COM              369604103    12803   700000 SH       DEFINED 1              700000        0        0
IAC INTERACTIVECORP            COM PAR $.001    44919P508      247     8609 SH       SOLE                     8609        0        0
IAC INTERACTIVECORP            COM PAR $.001    44919P508    17123   596603 SH       DEFINED 1              596603        0        0
MANNKIND CORP                  COM              56400P201      720    89281 SH       DEFINED 1               89281        0        0
MELA SCIENCES INC              COM              55277R100     1675   500000 SH       DEFINED 1              500000        0        0